As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21943

Cantor Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

110 East 59th Street, New York, NY 10022
(Address of principal executive offices) (Zip code)

Marlena Kaplan
Cantor Fitzgerald Investment Advisors, LP
110 East 59th Street, New York, NY 10022
(Name and address of agent for service)

(212) 938-5000
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.

Cadogan Opportunistic Alternatives Fund, LLC
Schedule of Investments
December 31, 2011

		Total	Fair Value	Frequency of
	Shares	Cost	(in US Dollars)	Redemptions

INVESTMENTS IN NON U.S. INVESTMENT COMPANIES - 37.92%(a)(g)

Fixed Income Arbitrage - 8.92%(a)
GS Gamma Investments, Ltd. (Cayman Islands)(b)	3,610.769	$3,690,000	$4,474,510	Quarterly

Global Macro - Discretionary - 8.02%(a)
Graham Global Investment Fund Ltd. (B.V.I.)	32,369.154	3,905,303	4,022,033	Monthly

Long Short Equity - General - 13.20%(a)
Pelham Long/Short Fund Ltd - Class A (Bermuda)(c)	14,303.772	1,727,440	1,716,891	Monthly
Sprott Offshore Fund, Ltd. (Cayman Islands)	2,518.109	1,295,644	1,450,661	Monthly
Zebedee Focus Fund Limited (Cayman Islands)	20,304.350	2,285,452	3,454,560	Monthly
		5,308,536	6,622,112
Long Short Equity - Sector - 7.78%(a)
Camber Capital Offshore Fund, Ltd. - Class A (Cayman Islands)	2,779.248	3,350,000	3,902,032	Monthly

TOTAL INVESTMENTS IN NON U.S. INVESTMENT COMPANIES		16,253,839	19,020,687

INVESTMENTS IN U.S. INVESTMENT COMPANIES - 49.89%(a)(g)
Dedicated Short Bias - Short Equity - 1.29%(a)
Dialectic Antithesis Partners, LP		588,470	645,761	Quarterly
Event Driven - Distressed - 7.70%(a)
Stone Lion Fund L.P.		2,540,000	2,820,152	Quarterly
Xaraf Capital, LP(e)		1,000,000	1,041,352	Quarterly
		3,540,000	3,861,504
Long Short Equity - General - 9.15%(a)
Absolute Partners Fund, LLC		2,023,869	1,934,980	Monthly
Lafitte Fund I LP		1,665,467	1,953,456	Quarterly
Oak Street Capital Fund, L.P.		626,907	701,636	Quarterly
		4,316,243	4,590,072
Long Short Equity - Sector - 28.55%(a)
CCI Technology Partners, L.P.(d)		4,150,000	4,514,152	Quarterly
Echo Street Capital Partners, LP(e)		4,075,000	4,382,238	Quarterly
Shannon River Partners II LP - Class A		3,165,000	3,970,394	Quarterly
Sio Partners, LP		1,215,012	1,456,345	Quarterly
		12,605,012	14,323,129
Risk Arbitrage - 3.20%(a)
Pentwater Equity Opportunities Fund LLC		1,500,000	1,605,647	Monthly
TOTAL INVESTMENTS IN U.S. INVESTMENT COMPANIES		22,549,725	25,026,113

SHORT TERM INVESTMENT - 7.57%(a)
State Street Institutional Investment Trust - Class I, 0.00%(f)	3,796,198	3,796,198	3,796,198

TOTAL SHORT TERM INVESTMENT		3,796,198	3,796,198

TOTAL INVESTMENTS - 95.38%(a)		42,599,762	47,842,998
Assets in Excess of Other Liabilities - 4.62%(a)			2,316,286
TOTAL NET ASSETS - 100.00%(a)			$50,159,284

Footnotes
a Percentages are stated as a percent of net assets.
b Fair value of $784,537 is subject to 12-month lockup period by GS Gamma Investments, Ltd., which expires in January, 2012.
c Fair value of $463,367 is subject to 12-month lockup period by Pelham Long/Short Fund Ltd. - Class A, which expires in January, 2012.
d Total fair value of $4,514,152 is subject to 12-month lockup period by CCI Technology Partners, L.P.  Lockups relating to   $3,263,242, $815,811, and $435,099 expire in March, 2012, April, 2012, and July, 2012, respectively.

e Fair value of $2,580,950 is subject to 12-month lockup period by Echo Street Capital Partners, LP. Lockups relating to $2,258,331 and $322,619 expire in January, 2012, and July, 2012, respectively.
f Rate indicated is the current yield as of December 31, 2011.
g Investments in investment companies are generally non-income producing.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of Investments	$47,370,390
Gross unrealized appreciation	5,342,674
Gross unrealized depreciation	(4,870,066)
Net unrealized appreciation	$472,608

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value of Financial Instruments

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011;

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in
	Active markets for		Significant Other		Significant
	Identical Assets		Observable Inputs		Unobservable Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total
Investments
Non U.S. Investment Companies	$-		$19,020,687	(a)	$-	$19,020,687
U.S. Investment Companies	-		25,026,113	(a)	-	25,026,113
Short Term Investments	3,796,198	(b)	-		-	3,796,198
Total Investments	$3,796,198		$44,046,800		$-	$47,842,998

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short term investments that are sweep investments for cash balances in the Fund at December 31, 2011.

During the period ended December 31, 2011, there were no transfers between Levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cantor Opportunistic Alternatives Fund, LLC

By (Signature and Title)  /s/ John Trammell
                                                  John Trammell, President

Date   February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ John Trammell
                                                  John Trammell, President

Date   February 24, 2012

By (Signature and Title)  /s/ Marlena Kaplan
                                                  Marlena Kaplan, Treasurer

Date   February 27, 2012